S000057728 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Global Markets ex U.S. Index (net) (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.59%	7.78%	9.03%
Performance Inception Date	[1]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		29.85%	6.68%	8.05%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.45%	4.78%	6.52%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.86%	4.97%	6.21%
Performance Inception Date				Nov. 02, 2018

[1]
The Morningstar Global Markets ex U.S. Index (net) is a broad-based securities market index that measures the performance of large-, mid‑ and small‑cap stocks in in developed and emerging markets outside of the U.S., representing the top 97% of the investable universe by market capitalization. Stocks in the index are weighted by their float capital, which removes corporate cross-ownership, government holdings and other locked‑in shares. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non‑resident individuals who do not benefit from double taxation treaties.